Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended					4 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($) shares	May 19, 2020 USD ($)
Share repurchases
Value of shares repurchased | ¥								¥ 12,770,301		¥ 11,273,814		¥ 1,467
American Depositary Shares | 2018 share repurchase program
Share repurchases
Authorized amount					$ 1,000.0
Share repurchase program period, maximum					12 months
Shares repurchased (in shares) | shares													5,075
Value of shares repurchased													$ 0.2
American Depositary Shares | 2019 share repurchase program | Youdao
Share repurchases
Authorized amount				$ 20.0									$ 20.0
Share repurchase program period, maximum				12 months
Shares repurchased (in shares) | shares											198,000
Value of shares repurchased											$ 3.4
American Depositary Shares | 2020 share repurchase program
Share repurchases
Authorized amount			$ 1,000.0
Share repurchase program period, maximum			12 months
Shares repurchased (in shares) | shares									22,800,000
Value of shares repurchased									$ 1,820.1
Additional authorized amount														$ 1,000.0
American Depositary Shares | 2021 share repurchase program
Share repurchases
Authorized amount	$ 3,000.0	$ 2,000.0							$ 2,000.0
Share repurchase program period, maximum		24 months
Shares repurchased (in shares) | shares							18,500,000
Value of shares repurchased							$ 1,779.1
American Depositary Shares | 2021 share repurchase program | Youdao
Share repurchases
Authorized amount	$ 50.0
Share repurchase program period, maximum	36 months
Shares repurchased (in shares) | shares						600,000
Value of shares repurchased						$ 8.2
Ordinary shares | 2018 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares													25,375
Ordinary shares | 2020 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares									114,000,000.0
Ordinary shares | 2021 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares							92,400,000